                                CLASS A SHARES OF

                       AIM LIMITED MATURITY TREASURY FUND

                        Supplement dated October 1, 1999
                    to the Prospectus dated November 18, 1998

Effective October 1, 1999, the following section replaces in its entirety the information appearing under the heading "INVESTMENT PROGRAM - INVESTMENT IN OTHER INVESTMENT COMPANIES" on page 7 of the Prospectus:

          "INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The Fund has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of such Fund. With respect to the Fund's purchase of shares of the Affiliated Money Market Funds, the fund will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds."

The following new section is added immediately after the section entitled "INVESTMENT PROGRAM - INVESTMENT IN OTHER INVESTMENT COMPANIES" on page 7 of the
Prospectus:

          "TEMPORARY DEFENSIVE INVESTMENTS. In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective."

The following replaces in its entirety the information appearing under the heading "MANAGEMENT - PORTFOLIO MANAGEMENT" on page 8 of the Prospectus:

          "PORTFOLIO MANAGEMENT. AIM uses a team approach and disciplined investment strategy in providing investment advisory services to all its accounts, including the Fund. AIM's investment staff consists of approximately 125 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the accounts' and AIM's investment policies. The individuals on the investment team who are primarily responsible for the day-to-day management of the Fund are Laurie F. Brignac, Karen Dunn Kelley and Scot W. Johnson. Ms. Brignac is Assistant Vice President of A I M Capital Management, Inc. ("AIM Capital"), a wholly owned subsidiary of AIM, and has been responsible for the fund since 1999. She has been associated with AIM since 1992 and has been an investment professional since 1990. Ms. Kelley is Senior Vice President of AIM Capital; Vice President of AIM and of the Trust; and has been responsible for the Fund since 1992. Ms. Kelley has been associated with AIM since 1989 and has a total of 15 years of experience as an investment professional. Mr. Johnson is Vice President of AIM Capital, and has been responsible for the Fund since 1998. He has been associated with AIM since 1994 and has been an investment professional since 1994."

The following replaces in its entirety the information appearing on page A-13 of the Prospectus:

          "Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH; (ii) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND AND AIM TAX-EXEMPT CASH FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares; (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET Fund, except that AIM Cash Reserve Shares of AIM Money Market Fund may be exchanged for Class B or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares of AIM Money Market Fund were purchased directly and not acquired by an exchange.

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          DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING
     MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR
     OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED
     PRIOR TO MAY 1, 1994:


                                                                                                   MULTIPLE CLASS FUNDS:
                                                       LOWER LOAD             NO LOAD          ----------------------------
FROM               TO:  LOAD FUNDS                        FUNDS                FUNDS           CLASS B              CLASS C
----               ---------------                     ----------              ------          -------              -------
Load Funds         Net Asset Value                    Net Asset Value      New Asset Value   Not Applicable      Not Applicable

Lower Load Funds   Net Asset Value                    Net Asset Value      Net Asset Value   Not Applicable      Not Applicable

No Load Funds      Offering Price if No Load shares   Net Asset Value if   Net Asset Value   Net Asset Value     Net Asset Value
                   were directly purchased. Net       No Load shares                         if shares were      if shares were
                   Asset Value if No Load shares      were acquired upon                     directly purchased  directly purchased
                   were acquired upon exchange        exchange of shares                     (applicable to AIM  (applicable to AIM
                   of shares of any Load Fund or      of any Load Fund or                    Cash Reserve        Cash Reserve
                   any Lower Load Fund.               any Lower Load Fund;                   Shares of AIM       Shares of AIM
                                                      otherwise, Offering                    Money Market        Money Market
                                                      Price.                                 Fund only)          Fund only)

Multiple Class
    Funds:
    Class B        Not Applicable                     Not Applicable       Not Applicable    Net Asset Value     Not Applicable

     FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:

Load Funds         Net Asset Value                    Net Asset Value      New Asset Value   Not Applicable      Not Applicable

Lower Load Funds   Net Asset Value if shares were     Net Asset Value      Net Asset Value   Not Applicable      Not Applicable
                   acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.

No Load Funds      Offering Price if No Load shares   Net Asset Value if   Net Asset Value   Net Asset Value     Net Asset Value
                   were directly purchased.  Net      No Load shares                         if shares were      if shares were
                   Asset Value if No Load shares      were acquired upon                     directly purchased  directly purchased
                   were acquired upon exchange        exchange of shares                     (applicable to AIM  (applicable to AIM
                   of shares of any Load Fund.        of any Load Fund or                    Cash Reserve        Cash Reserve
                   Difference in sales charge will    any Lower Load Fund;                   Shares of AIM       Shares of AIM
                   will apply if No Load shares       otherwise, Offering                    Money Market        Money Market
                   were acquired upon exchange        Price.                                 Fund only)          Fund only)
                   of Lower Load Fund shares.

Multiple Class
    Funds:
    Class B        Not Applicable                     Not Applicable       Not Applicable    Net Asset Value     Not Applicable
    Class C        Not Applicable                     Not Applicable       Not Applicable    Not Applicable      Net Asset Value


          An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; (h) certificates representing shares must be returned before shares can be exchanged; and (i) you are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed the exchange limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders.


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     An exchange is the movement out of (redemption) one AIM Fund and into
     (purchase) another AIM Fund. There is no fee for exchanges among the AIM Funds. "


The following section replaces in its entirety the section entitled "INVESTOR'S GUIDE TO THE AIM FAMILY OF FUNDS--Registered Trademark-- -- EXCHANGE PRIVILEGE
- EXCHANGES OF CLASS B AND CLASS C SHARES" on Page A-14 of the Prospectus:

     "EXCHANGES INVOLVING CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or among Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or C shares acquired in an exchange. We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares. "